Other Current Liabilities (Details) - Schedule of other current liabilities - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of other current liabilities [Abstract]
Deferred revenue (Note 22)	$ 81,759	$ 65,704
Decommissioning liabilities (Note 22)	790	826
Uncertain tax positions	1,315	1,315
Income taxes payable	7,326	118
Lease liabilities	2,131	1,866
Other	2,834	2,486
Other current liabilities	$ 96,155	$ 72,315